SEMIANNUAL REPORT

Investors
Municipal
Cash Fund

September 30, 2002

Tax-Exempt New York
Money Market Fund

Investors Pennsylvania
Municipal Cash Fund

Investors Florida
Municipal Cash Fund

Investors New Jersey
Municipal Cash Fund

Investors Michigan
Municipal Cash Fund

Dear Shareholder:

We thank you for investing with Investors Municipal Cash Fund. To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's semiannual report for the six-month period ended September 30, 2002. The fund series includes:

• Tax-Exempt New York Money Market Fund

• Investors Pennsylvania Municipal Cash Fund

• Investors Florida Municipal Cash Fund

• Investors New Jersey Municipal Cash Fund

• Investors Michigan Municipal Cash Fund

For the period ended September 30, 2002, the fund's portfolios registered favorable performance and achieved their stated objectives of providing maximum current income to the extent consistent with stability of capital.

Economic Review and Outlook

Over the six-month period ended September 30, the Federal Reserve's Open Market Committee held interest rates steady, following the aggressive easing of 2001. The US economy grew slightly, as a result of strong consumer demand for housing, housing-related items and automobiles (helped by zero-percent financing). By contrast, disappointing corporate earnings and continued questions concerning corporate accounting plagued the equity markets and led to sharply lower stock prices. The unemployment rate remained between 5.5 percent and 5.6 percent. The nation's modest level of GDP (gross domestic product) growth was widely described as a "jobless recovery" and kept consumer confidence at slightly depressed levels.

In this environment, fixed-income securities - including tax-exempt money market securities - offered a haven for investors disenchanted with other areas of the financial markets. While yields of short-term taxable securities held steady, longer-term yields fell substantially, flattening the Treasury yield curve. The tax-exempt money market yield curve at the close of the period described a different situation: Due to the slowing national economy, and resulting slow growth in tax revenues, states and cities facing a revenue shortfall have issued significantly more short-term tax-exempt securities since August 2002. This considerable increase in the supply of short-term municipal securities has driven up yields on short-term municipal securities and made variable-rate demand notes (VRDNs, consisting of daily- and weekly-issued municipal securities) much more attractive to hold. It's also worth noting that at present, tax-exempt money market securities are attractively valued compared with similar taxable money market issues.

Fund Results
As of September 30, 2002

Fund	7-Day Current Yield	Equivalent Taxable Yield
Tax-Exempt New York Money Market Fund	0.74%	1.29%
Investors Pennsylvania Municipal Cash Fund	0.49%*	0.82%
Investors Florida Municipal Cash Fund	0.57%*	0.93%
Investors New Jersey Municipal Cash Fund	0.24%*	0.42%
Investors Michigan Municipal Cash Fund	0.83%*	1.41%

Past performance is no guarantee of future results.
* Performance reflects a partial fee waiver which improved results during this period. Otherwise, the 7-day average yields of the Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund would have been 0.25%, 0.43%, 0.16% and 0.68%, respectively, as of September 30, 2002.

Our recent strategy has been to seek to boost yield and bolster liquidity by increasing our allocation in fixed-rate securities and VRDNs, and to decrease the fund's holdings in tax-exempt commercial paper. At the close of the period, the average maturity of the fund's portfolios was 4 to 30 days, depending on the particular state fund and the types of securities available in that market. We continue to manage the portfolios conservatively, maintaining high quality and adjusting weighted average maturities in response to market conditions and strictly limiting exposure to any one issuer.

The economy has left the trough of the mild recession of 2001. However, improvement has been slow and has not created a meaningful number of new jobs. In this environment, it seems possible that the Federal Reserve will reduce interest rates further. However, because the slumping economy has caused states and municipalities to scramble for revenue, we believe a large volume of supply will continue to keep short-term tax-exempt rates comparatively high in the coming months. For this reason, we remain cautious about extending average maturity.

Thank you again for your investment. We look forward to serving your investment needs in the months and years to come.

Steven Boyd
Vice President and Portfolio Manager

A group of investment professionals is responsible for the day-to-day management of each fund. These professionals have a broad range of experience managing money market funds.

Notes

Yield's are historical, may fluctuate, and do not guarantee future performance. The portfolios' net yields are the sum of the daily dividend rates for the period.

The equivalent taxable yield allows you to compare the fund with the performance of taxable money market funds. The New York Fund equivalent taxable yield is based upon the fund's yield and a combined Federal and State of New York income tax rate of 42.81%. The Pennsylvania, New Jersey and Michigan Funds equivalent taxable yields are based upon the funds' yields and a combined Federal and State marginal income tax rate of 40.32%, 42.51% and 41.18% respectively. The Florida Fund equivalent taxable yield is based upon the fund's yield and 38.60% Federal income tax rate. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of September 30, 2002 (Unaudited)

Tax-Exempt New York Money Market Fund

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
New York 97.2%
Albany, Industrial Development Agency, Davies Office Refurbishing, AMT, 1.75%*, 2/1/2017 (b)	1,535,000	1,535,000
Albany, Industrial Development Agency, University of Albany Foundation, Series A, 1.7%*, 11/1/2032 (b)	900,000	900,000
Buffalo, General Obligation, 2.5%, 6/27/2003 (b)	3,000,000	3,021,333
Connetquot Central School District, 2.375%, 6/27/2003 (b)	3,300,000	3,319,744
Hempstead, Industrial Development Agency, Trigen-Nassau Energy, AMT, 1.75%*, 9/15/2015 (b)	7,500,000	7,500,000
Long Island Power Authority, Series 2, 1.6%*, 5/1/2033 (b)	5,000,000	5,000,000
Long Island Power Authority, Series 3-A, 1.65%*, 5/1/2033 (b)	2,000,000	2,000,000
New York City Municipal Water Finance Authority, 1.3%, 10/17/2002	3,900,000	3,900,000
New York City Municipal Water Finance Authority, 1.45%, 10/7/2002	2,000,000	2,000,000
New York City Municipal Water Finance Authority, Series 4, 1.4%, 10/8/2002	5,000,000	5,000,000
New York City, General Obligation, Series A-4, 2.0%*, 8/1/2022 (b)	400,000	400,000
New York City, General Obligation, Series A-4, 2.0%*, 8/1/2023 (b)	600,000	600,000
New York City, General Obligation, Series A-6, 2.0%*, 11/1/2026 (b)	515,000	515,000
New York City, General Obligation, Series B, 2.0%*, 10/1/2020 (b)	650,000	650,000
New York City, General Obligation, Series B, 5.75%, 8/15/2011 (b)	600,000	631,653
New York City, General Obligation, Series H, 1.6%*, 8/1/2015 (b)	2,000,000	2,000,000
New York City, General Obligation, Series J, 1.7%*, 2/15/2016 (b)	4,800,000	4,800,000
New York City, Housing Development Corp., Multi-Family Rent Housing Revenue, Series A, 1.6%*, 11/15/2019 (b)	200,000	200,000
New York City, Housing Development Corp., Multi-Family Rent Housing Revenue, Series A, 1.65%*, 10/15/2028 (b)	2,000,000	2,000,000
New York City, Transitional Finance Authority Revenue, Series 1, 2.05%*, 11/1/2022 (b)	500,000	500,000
New York City, Transitional Finance Authority Revenue, Series 1, 1.95%*, 11/1/2022 (b)	300,000	300,000
New York City, Transitional Finance Authority Revenue, Series A, 3.25%, 10/2/2002	6,000,000	6,000,180
New York City, Trust for Cultural Resources Revenue, American Museum of Natural History, Series B, 1.6%*, 4/1/2021 (b)	1,225,000	1,225,000
New York General Obligation, Series B, 1.5%, 8/7/2003 (b)	4,000,000	4,000,000
New York Metropolitan Transportation Authority, Series D-2, 1.7%*, 11/1/2032 (b)	6,000,000	6,000,000
New York State Dormitory Authority, Columbia University, 1.35%, 10/9/2002	5,000,000	5,000,000
New York State Dormitory Authority, Cornell University, Series A, 1.6%*, 7/1/2029 (b)	5,870,000	5,870,000
New York State Dormitory Authority, Cornell University, Series B, 2.0%*, 7/1/2025 (b)	800,000	800,000
New York State Dormitory Authority, Cornell University, Series B, 1.6%*, 7/1/2030 (b)	2,350,000	2,350,000
New York State Dormitory Authority, Public Library, Series A, 1.6%*, 7/1/2028 (b)	4,600,000	4,600,000
New York State Energy Research and Development Authority, Electric and Gas Co., Series D, 1.95%*, 10/1/2029 (b)	750,000	750,000
New York State Energy Research and Development Authority, Niagara Mohawk Power Corp., Series B, 1.95%*, 12/1/2025 (b)	800,000	800,000
New York State Energy Research and Development Authority, Niagara Mohawk Power Corp., Series B, AMT, 2.1%*, 7/1/2027 (b)	1,000,000	1,000,000
New York State Energy Research and Development Authority, Niagara Mohawk Power Corp., Series C, 1.95%*, 12/1/2025 (b)	150,000	150,000
New York State Energy Research and Development Authority, Niagara Mohawk Power Project, AMT, 2.1%*, 12/1/2023 (b)	200,000	200,000
New York State Environmental Facilities Corp., State Clean Water and Drinking Revolving Funds, 3.0%, 11/15/2002	1,320,000	1,322,448
New York State General Obligation, 1.25%, 10/3/2002	1,500,000	1,500,000
New York State General Obligation, 1.3%, 12/10/2002	3,000,000	3,000,000
New York State Housing Finance Agency Revenue, East 39th St., Series A, AMT, 1.75%*, 11/15/2031 (b)	7,000,000	7,000,000
New York State Housing Finance Agency Revenue, East 84th St., Series A, AMT, 1.65%*, 11/1/2028 (b)	7,100,000	7,100,000
New York State Housing Finance Agency Revenue, Hospital Special Surgery Staff, Series A, 1.7%*, 11/1/2010 (b)	2,420,000	2,420,000
New York State Housing Finance Agency Revenue, Normandie Court I Project, 1.65%*, 5/15/2015 (b)	3,100,000	3,100,000
New York State Metro Transportation Authority, 1.3%, 12/9/2002	2,000,000	2,000,000
New York State Power Authority, Series 1, 1.3%, 10/9/2002	3,100,000	3,100,000
New York State Power Authority, Series 2, 1.25%, 10/8/2002	4,700,000	4,700,000
New York State Thruway Authority, 1.3%, 10/9/2002	3,000,000	3,000,000
Niagara County Industrial Agency, NYSARC, Inc., Series A, 1.8%*, 9/1/2021 (b)	4,170,000	4,170,000
Schoharie County Industrial Development Agency, Bassett Hospital Project, Series A, 1.8%*, 2/1/2021 (b)	2,355,000	2,355,000
St. Lawrence County Industrial Development Agency, Reynolds Metals Company Project, AMT, 1.68%*, 5/1/2025 (b)	1,000,000	1,000,000
Suffolk County Judicial Facilities Agency, John P. Cohalan Complex, 5.0%, 10/15/2002 (b)	765,000	766,057
Triborough Bridge and Tunnel Authority, Special Obligation, Series A, 1.65%*, 1/1/2031 (b)	2,900,000	2,900,000
Triborough Bridge and Tunnel Authority, Special Obligation, Series C, 1.65%*, 1/1/2013 (b)	5,000,000	5,000,000
New Jersey 2.8%
New Jersey Port Authority, Series B, 1.35%, 11/6/2002	4,070,000	4,070,000
Total Investment Portfolio - 100.0% (Cost $144,021,415) (a)		144,021,415

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2002.
(a) The cost for federal income tax purposes was $144,021,415.
(b) Security incorporates a letter of credit or line of credit from a major bank.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2002 (Unaudited)

Investors Pennsylvania Municipal Cash Fund

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
Pennsylvania 78.7%
Allentown Hospital Authority Revenue, 1.75%*, 7/1/2023 (b)	95,000	95,000
Cambria County Industrial Development Authority, 1.75%*, 12/1/2028 (b)	1,025,000	1,025,000
Dallastown Area School District General Obligations, 1.75%*, 2/1/2018 (b)	385,000	385,000
Dauphin County Health Facilities Authority Revenue, 1.76%*, 11/1/2017 (b)	280,000	280,000
Delaware County, Industrial Development Authority, 1.3%, 11/4/2002	200,000	200,000
Delaware County, Industrial Development Authority, 2.0%*, 10/1/2019	700,000	700,000
Delaware Valley, Regional Finance Authority, 1.7%*, 8/1/2016 (b)	1,000,000	1,000,000
Emmaus General Authority Revenue, Series A, 1.7%*, 3/1/2030 (b)	1,750,000	1,750,000
Erie County Hospital Authority Revenue, 1.75%*, 9/1/2020 (b)	100,000	100,000
Lehigh County, Hospital & Healthcare Revenue, Series A, 2.0%*, 7/1/2028 (b)	450,000	450,000
Lehigh County, Industrial Development Authority, 1.4%*, 10/1/2014 (b)	780,000	780,000
Montgomery County Housing Development Authority, Multi-Family Revenue, Series A, 1.65%*, 8/15/2031	1,000,000	1,000,000
Montgomery County, Industrial Development Authority, 1.45%, 10/2/2002	2,000,000	2,000,000
Northumberland County Industrial Development Authority, AMT, 1.8%*, 2/1/2010 (b)	1,012,000	1,012,000
Pennsylvania, 1.7%*, 12/01/2019	1,000,000	1,000,000
Pennsylvania Higher Education Authority, Carnegie Mellon University, 2.0%*, 11/1/2030 (b)	500,000	500,000
Pennsylvania Higher Education Authority, Carnegie Mellon University, Series C, 2.0%*, 11/1/2029 (b)	200,000	200,000
Pennsylvania Higher Education Authority, Student Loan, AMT, 1.8%*, 3/1/2027 (b)	2,500,000	2,500,000
Pennsylvania, Higher Educational Facilities Authority, University of Pennsylvania Health Services, Series B, 1.7%*, 1/1/2026	1,000,000	1,000,000
Pennsylvania, Economic Development Finance Authority, 1.85%*, 12/1/2036 (b)	1,300,000	1,300,000
Pennsylvania, School Building Authority, 1.75%*, 3/1/2019 (b)	540,000	540,000
Philadelphia Industrial Development Authority, Fox Chase Cancer Center Project, 2.0%*, 7/1/2025 (b)	600,000	600,000
Somerset County Industrial Development Authority, 1.9%*, 3/2/2015 (b)	350,000	350,000
Washington County Authority Lease Revenue, 1.75%*, 11/1/2005 (b)	1,065,000	1,065,000
California 5.6%
Los Angeles, CA, Airport Revenue, Regional Airport Improvement Corporation Lease, 2.05%*, 12/1/2025 (b)	1,410,000	1,410,000
Louisiana 2.0%
Louisiana, Airport Revenude, Offshore Terminal Port Authority, 2.05%*, 9/1/2008 (b)	500,000	500,000
Ohio 0.8%
Ohio, Industrial Development Revenue, 2.1%*, 9/1/2030	200,000	200,000
Florida 1.0%
Florida, Senior Care Revenue, Projects Finance Authority, Series C, 2.1%*, 6/1/2012 (b)	250,000	250,000
District of Columbia 2.0% s
District of Columbia, State GO, Series B-3, 2.1%*, 6/1/2003 (b)	500,000	500,000
Michigan 2.0%
University of Michigan, Hospital Revenue, Series A, 2.1%*, 12/1/2019	500,000	500,000
Puerto Rico 7.9%
Puerto Rico Commonwealth Government Development Bank, 1.25%, 11/5/2002	2,000,000	2,000,000
Total Investment Portfolio - 100.0% (Cost $25,192,000) (a)		25,192,000

* Variable rate demand notes are securities whose interest rates are periodically at market levels. These securities are shown at their current rate as of September 30, 2002.
(a) Cost for federal income tax purposes was $25,192,000.
(b) Security incorporates a letter of credit or line of credit from a major bank.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2002 (Unaudited)

Investors Florida Municipal Cash Fund

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
Florida 93.2%
Dade County Industrial Development, Dolphins Stadium Project, Series D, 1.7%*, 1/1/2016 (b)	1,030,000	1,030,000
Dade County Industrial Development, Spectrum Programs Inc. Project, 1.75%*, 9/2/2016	635,000	635,000
Dade County Industrial Development, Superior Fabrics Inc. Project, AMT, 1.95%*, 8/2/2026	1,780,000	1,780,000
Dade County Water & Sewer System, 1.75%*, 10/5/2022 (b)	4,775,000	4,775,000
Florida Housing Finance Agency, Multifamily Housing, Hampton Lakes, 1.7%*, 7/1/2008 (b)	2,000,000	2,000,000
Florida Municipal Power Agency, 1.3%, 10/3/2002	2,500,000	2,500,000
Florida Municipal Power Agency, 1.3%, 10/2/2002	3,000,000	3,000,000
Gainesville Utilities Systems Revenue, 1.3%, 10/1/2002	1,500,000	1,500,000
Gainesville Utilities Systems Revenue, 1.3%, 10/4/2002	1,100,000	1,100,000
Gulf Breeze Florida Municipal Bond Fund, Series A, 2.3%*, 3/31/2021 (b)	1,450,000	1,450,000
Indian River County District Hospital Revenue, 1.6%*, 10/1/2015 (b)	3,545,000	3,545,000
Jacksonville Electric Authority, Electric System, Series A, 2.05%*, 10/1/2010 (b)	600,000	600,000
Jacksonville Electric Authority, Electric System, Series F, 2.05%*, 10/1/2030 (b)	500,000	500,000
Jacksonville Electric Revenue, 1.4%, 12/6/2002	1,426,000	1,426,000
Jacksonville Industrial Development, Airport Hotel Project, 1.65%*, 7/1/2013 (b)	2,500,000	2,500,000
Kissimmee Utilities Authority, 1.3%, 10/2/2002	1,000,000	1,000,000
Kissimmee Utilities Authority, 1.4%, 10/7/2002	1,500,000	1,500,000
Miami-Dade County Aviation Facilities Authority, AMT, 1.35%, 10/1/2002	2,000,000	2,000,000
Miami-Dade County Aviation Facilities Authority, AMT, 1.45%, 10/9/2002	2,000,000	2,000,000
Miami-Dade County Industrial Development, Dave & Mary Alper Community Project, 1.65%*, 4/1/2032 (b)	2,500,000	2,500,000
Olando Community Redevelopment Agency, Tax Increment, Drive Universal Blvd., 3%, 4/1/2003 (b)	780,000	786,391
Orange County Health Facilities Authority, Adventist Health System, 1.7%*, 11/15/2014 (b)	760,000	760,000
Orange County Health Facilities Authority, Presbyterian Retirement Project, 1.75%*, 11/1/2028 (b)	2,300,000	2,300,000
Orange County Housing Finance Authority, Multifamily Housing, Smokewood, 1.65%*, 12/1/2029	1,750,000	1,750,000
Orlando Capital Improvements Revenue, Series A, 1.5%, 10/11/2002	2,500,000	2,500,000
Orlando Special Assessment, Republic Drainage Interchange, Series A, 1.3%*, 10/1/2021 (b)	2,000,000	2,000,000
Pasco County School Board Partnership, 1.7%*, 8/1/2026 (b)	3,000,000	3,000,000
Pinellas County Health Facilities Authority, 2%*, 12/1/2015 (b)	600,000	600,000
Sarasota County Health Facilities Authority, Health Care Facilities, Bay Village Project, 1.75%*, 12/1/2023 (b)	2,000,000	2,000,000
Sunshine State Government Finance Authority, 1.7%*, 7/1/2016 (b)	2,500,000	2,500,000
Louisiana 3.4%
Louisiana Street, Offshore Term Authority, Deepwater Port, 1st Stage, 2.05%*, 9/1/2008 (b)	700,000	700,000
Puerto Rico 3.4%
Puerto Rico Commonwealth Government Development Bank, 1.25%, 11/5/2002 (b)	2,000,000	2,000,000
Total Investment Portfolio - 100% (Cost $58,237,391) (a)		58,237,391

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are shown at their current rate as of September 30, 2002.
(a) The cost for federal income tax purposes was $58,237,391.
(b) Security incorporates a letter of credit or line of credit from a major bank.
AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2002 (Unaudited)

Investors New Jersey Municipal Cash Fund

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
New Jersey 85.5%
Atlantic County, NJ, 1.6%*, 7/1/2026 (b)	2,000,000	2,000,000
Burlington County, NJ, General Obligation, 2.0%, 10/1/2002	515,000	515,000
New Jersey, Education Facilities Authority, Princeton, 1.2%, 10/4/2002	3,100,000	3,100,000
New Jersey, Delaware River and Bay Area, 1.6%*, 1/1/2030 (b)	3,000,000	3,000,000
New Jersey, Economic Development Authority, Chambers, AMT, 1.2%, 10/9/2002	1,900,000	1,900,000
New Jersey, Economic Development Authority, Keystone, AMT, 1.2%, 10/9/2002	2,600,000	2,600,000
New Jersey, Economic Development Authority, Stolthaven Project, Series A, 1.85%*, 1/15/2018	1,650,000	1,650,000
New Jersey, Economic Development Authority, 400 International Drive Partners, 1.85%*, 9/1/2005 (b)	1,200,000	1,200,000
New Jersey, Economic Development Authority, Foreign Trade Zone PJ, Refunding, Variable Rate, 1.95%*, 12/1/2007 (b)	2,500,000	2,500,000
New Jersey, Economic Development Authority, Newark Airis, AMT, 1.65%*, 1/1/2019 (b)	2,200,000	2,200,000
New Jersey, Economic Development Authority, Newark Bennedictine Abbey, 1.5%*, 12/1/2030 (b)	2,500,000	2,500,000
New Jersey, Economic Development Authority, School Revenue, Blair Academy, 1.6%*, 9/1/2021 (b)	900,000	900,000
New Jersey, Economic Development Authority, Thermal Energy Facilities, Marina Energy LLC, 1.7%*, 9/1/2031 (b)	1,700,000	1,700,000
New Jersey, Economic Development Authority, Thermal Energy Facilities, Thermal Energy Ltd., AMT, 1.65%*, 12/1/2031 (b)	2,100,000	2,100,000
New Jersey, Health Facilities Financing Authority, Hospital Cap Asset Financing, Series A, 1.65%*, 7/1/2031 (b)	2,400,000	2,400,000
New Jersey, Health Facilities Financing Authority, Hospital Cap Asset Financing, Series B, 1.65%*, 7/1/2035 (b)	1,500,000	1,500,000
New Jersey, Health Facilities Financing Authority, Hospital Cap Asset Financing, Series D, 1.6%*, 7/1/2035 (b)	3,600,000	3,600,000
New Jersey, Port Authority, 1.3%, 10/7/2002	2,000,000	2,000,000
New Jersey, Port Authority, 1.3%, 10/9/2002	510,000	510,000
New Jersey, Port Authority 120th, 1.5%, 10/15/2002	1,035,000	1,036,562
New Jersey, Port Authority, 1.35%, 11/6/2002	1,950,000	1,950,000
New Jersey, Sports and Exposition Authority, Series C, 1.6%*, 9/1/2024 (b)	4,780,000	4,780,000
New Jersey, State Turnpike Authority, Series D, 1.6%*, 1/1/2018 (b)	3,100,000	3,100,000
Salem County, Industrial Pollution Control Financing Authority, Series A, 1.45%*, 3/1/2012	2,000,000	2,000,000
Salem, NJ, Industrial Pollution Control Financing Authority, 1.25%, 10/9/2002	3,200,000	3,200,000
California 0.5%
Los Angeles, CA, Port Authority Revenue, Regional Airport Improvement Corp., 2.05%*, 12/1/2025 (b)	300,000	300,000
Louisiana 1.6%
Louisiana, Airport Revenue, Offshore Terminal Port Authority Revenue, Series 1992, 2.05%*, 9/1/2008 (b)	1,000,000	1,000,000
Texas 0.3%
Grapevine, TX, Industrial Development Corporation, American Airlines, 2.05%*, 12/1/2024 (b)	200,000	200,000
Puerto Rico 12.1%
Puerto Rico Government Development Bank, 1.25%, 10/3/2002	4,000,000	4,000,000
Puerto Rico Government Development Bank, 1.25%, 11/5/2002	1,000,000	1,000,000
Puerto Rico, Highway & Transportation Authority, Series A, 1.5%*, 7/1/2028 (b)	500,000	500,000
Puerto Rico, Industrial Tourist, Educational Medical, Environmental Control Facilities, 1.95%*, 10/1/2021 (b)	2,100,000	2,100,000
Total Investment Portfolio - 100.0% (Cost $63,041,562) (a)		63,041,562

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are shown at their current rate as of September 30, 2002.
(a) The cost for federal income tax purposes was $63,041,562.
(b) Security incorporates a letter of credit or line of credit from a major bank.
AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2002 (Unaudited)

Investors Michigan Municipal Cash Fund

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
Michigan 79.3%
Detroit Sewage Disposal Revenue, Series A, 1.65%*, 7/1/2023 (b)	1,600,000	1,600,000
Farmington Hills Economic Development Authority, 1.79%*, 11/1/2010 (b)	315,000	315,000
Fremont Hospital Finance Authority, 1.69%*, 8/1/2024 (b)	250,000	250,000
Garden City Hospital Revenue, Series A, 1.7%*, 9/1/2026 (b)	630,000	630,000
Genesee County, Economic Development Corp., AMT, 1.95%*, 12/1/2021 (b)	300,000	300,000
Green Lake Township Economic Development Corp., 1.7%*, 6/1/2027 (b)	1,200,000	1,200,000
Jackson County Economic Development Corp., 1.75%*, 12/1/2020	490,000	490,000
Michigan Building Authority, Series I, 5.875%, 10/1/2008	1,000,000	1,020,000
Michigan Higher Education Authority, Student Loan, AMT, 1.75%*, 10/1/2020 (b)	1,000,000	1,000,000
Michigan Hospital Finance Authority, 1.37%, 10/3/2002	3,000,000	3,000,000
Michigan Hospital Finance Authority, Covenant Retirement, Series A, 1.7%*, 12/1/2029 (b)	430,000	430,000
Michigan Hospital Finance Authority, Equipment Loan Program, Series A, 1.95%*, 12/1/2023 (b)	600,000	600,000
Michigan Hospital Finance Authority, Mt. Clemens General Hospital, 1.75%*, 3/1/2015 (b)	800,000	800,000
Michigan Housing Development Authority, Laurel Valley, 1.78%*, 12/1/2007 (b)	700,000	700,000
Michigan Housing Development Authority, Multifamily Revenue, River Place Apartments, AMT, 1.75%*, 6/1/2018 (b)	1,000,000	1,000,000
Michigan Housing Development Authority, Series A, 1.8%*, 6/1/2020 (b)	1,500,000	1,500,000
Michigan School Loan Revenue, 2.1%, 10/2/2002	1,200,000	1,200,000
Michigan Strategic Fund Limited Obligation Revenue, Continental Aluminum Project, AMT, 1.85%*, 10/1/2015	400,000	400,000
Michigan Strategic Fund Limited Obligation Revenue, Detroit Symphony Project, Series B-2,*, 6/1/2031 (b)	1,700,000	1,700,000
Michigan Strategic Fund Limited Obligation Revenue, Steel and Building Supply, 1.85%*, 6/1/2027 (b)	1,500,000	1,500,000
Michigan Strategic Fund, Creative Foam Corp. Project, AMT, 1.95%*, 11/1/2011 (b)	400,000	400,000
Michigan Strategic Fund, Hope Network, Inc. Project, Series A, 1.75%*, 9/1/2023 (b)	1,020,000	1,020,000
Michigan Strategic Fund, Republic Services, Inc. Project, AMT, 1.85%*, 8/1/2031 (b)	1,000,000	1,000,000
Michigan Strategic Fund, Ritz-Kraft Corp. Project, AMT, 1.69%*, 8/1/2024 (b)	200,000	200,000
Oakland County Economic Development Corp., Acme Manufacturing Co. Project, AMT, 1.85%*, 11/1/2023 (b)	200,000	200,000
Oakland County Economic Development Corp., Rochester College Project, 1.8%*, 8/1/2021 (b)	900,000	900,000
Sterling Heights Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 1.95%*, 2/1/2016 (b)	700,000	700,000
University of Michigan General Revenue, Series A, 1.65%*, 8/15/2030 (b)	470,000	470,000
University of Michigan General Revenue, Series A-2, 1.6%*, 8/15/2022 (b)	100,000	100,000
Wayne Charter County Airport Revenue, Series B, AMT, 1.75%*, 12/1/2016 (b)	1,020,000	1,020,000
District of Columbia 2.5%
District of Columbia, State GO, Series B-3, 2.1%*, 6/1/2003 (b)	800,000	800,000
Illinois 1.8%
Chicago, IL, Airport Revenue, O'Hare International Airport Revenue Bonds, Series A, 2.05%*, 12/1/2017 (b)	600,000	600,000
Louisiana 3.1%
Louisiana, Port Authority Revenue, Offshore Term Authority Deepwater Port, 2.05%*, 9/1/2008 (b)	1,000,000	1,000,000
Pennsylvania 2.5%
Delaware County Pollution Control Revenue, 2%*,12/1/2009	800,000	800,000
Puerto Rico 10.8%
Puerto Rico Commonwealth Government Development Bank, 1.25%, 10/3/2002	2,500,000	2,500,000
Puerto Rico Commonwealth Government Development Bank, 1.25%, 11/5/2002	1,000,000	1,000,000
Total Investment Portfolio - 100.0% (Cost $32,345,000) (a)		32,345,000

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are shown at their current rate as of September 30, 2002.
(a) The cost for federal income tax purposes was $32,345,000.
(b) Security incorporates a letter of credit or line of credit from a major bank.
AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of September 30, 2002 (Unaudited)
Assets	New York	Pennsylvania	Florida	New Jersey	Michigan
Investments in securities, at amortized cost	$ 144,021,415	$ 25,192,000	$ 58,237,391	$ 63,041,562	$ 32,345,000
Cash	45,704	-	-	-	274,062
Receivable for investments sold	1,000,000	2,200,756	15,000	3,100,138	1,530,000
Interest receivable	454,081	39,364	135,118	125,700	112,103
Receivable for Fund shares sold	1,038,615	157,771	635,947	523,802	99,346
Total assets	146,559,815	27,589,891	59,023,456	66,791,202	34,360,511
Liabilities
Due to custodian bank	-	181,638	443,244	581,975	-
Payable for investments purchased	-	-	2,000,000	-	-
Dividends payable	9,383	1,662	2,677	1,356	2,297
Payable for Fund shares redeemed	958,273	77,172	582,976	496,141	119,377
Accrued management fee	30,013	5,600	10,321	12,315	6,479
Other accrued expenses and payables	323,896	31,179	64,746	65,533	50,473
Total liabilities	1,321,565	297,251	3,103,964	1,157,320	178,626
Net assets, at value	$ 145,238,250	$ 27,292,640	$ 55,919,492	$ 65,633,882	$ 34,181,885
Net Assets
Net assets consist of: Undistributed net investment income	-	2,174	3	3	4
Accumulated net realized gain (loss)	(968)	-	(62)	-	(7)
Paid-in capital	145,239,218	27,290,466	55,919,551	65,633,879	34,181,888
Net assets, at value	$ 145,238,250	$ 27,292,640	$ 55,919,492	$ 65,633,882	$ 34,181,885
Shares outstanding	145,239,755	27,292,079	55,919,492	65,633,879	34,181,885
Net asset value, offering and redemption price per share (net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30, 2002 (Unaudited)
Investment Income	New York	Pennsylvania	Florida	New Jersey	Michigan
Income: Interest	$ 1,091,281	$ 214,037	$ 410,426	$ 454,681	$ 266,732
Expenses: Management fee	172,964	31,600	63,100	75,568	39,858
Services to shareholders	168,511	35,229	63,352	54,972	33,454
Custodian fees	4,088	1,997	3,234	2,954	3,105
Distribution service fees	393,100	71,817	143,409	171,745	63,410
Auditing	21,671	4,031	6,974	13,340	4,203
Legal	3,124	592	1,341	2,399	398
Trustees' fees and expenses	10,241	5,918	7,056	8,203	5,849
Reports to shareholders	10,969	2,996	7,804	19,775	13,980
Registration fees	-	9,227	8,653	9,265	7,466
Other	2,741	1,071	1,675	2,220	3,412
Total expenses, before expense reductions	787,409	164,478	306,598	360,441	175,135
Expense reductions	(14,465)	(20,842)	(22,087)	(15,410)	(24,327)
Total expenses, after expense reductions	772,944	143,636	284,511	345,031	150,808
Net investment income	318,337	70,401	125,915	109,650	115,924
Net gain (loss) on investment transactions	(896)	-	-	-	-
Net increase (decrease) in net assets resulting from operations	$ 317,441	$ 70,401	$ 125,915	$ 109,650	$ 115,924

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	New York		Pennsylvania		Florida
	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Operations: Net investment income	$ 318,337	$ 2,098,377	$ 70,401	$ 369,589	$ 125,915	$ 773,489
Net realized gain (loss) on investment transactions	(896)	-	-	-	-	-
Net increase (decrease) in net assets resulting from operations	317,441	2,098,377	70,401	369,589	125,915	773,489
Distributions to shareholders from net investment income	(318,337)	(2,098,377)	(68,227)	(371,206)	(125,912)	(773,492)
Fund share transactions: Proceeds from shares sold	298,491,739	622,441,835	68,535,692	166,263,518	122,521,634	347,378,623
Reinvestment of distributions	311,987	2,095,255	68,071	368,616	125,061	762,559
Cost of shares redeemed	(317,472,901)	(636,109,836)	(70,289,273)	(162,175,665)	(124,210,342)	(347,640,201)
Net increase (decrease) in net assets from Fund share transactions	(18,669,175)	(11,572,746)	(1,685,510)	4,456,469	(1,563,647)	500,981
Increase (decrease) in net assets	(18,670,071)	(11,572,746)	(1,683,336)	4,454,852	(1,563,644)	500,978
Net assets at beginning of period	163,908,321	175,481,067	28,975,976	24,521,124	57,483,136	56,982,158
Net assets at end of period	$ 145,238,250	$ 163,908,321	$ 27,292,640	$ 28,975,976	$ 55,919,492	$ 57,483,136
Undistributed net investment income	$ -	$ -	$ 2,174	$ -	$ 3	$ -
Other Information
Shares outstanding at beginning of period	163,908,930	175,481,067	28,977,593	24,521,124	57,483,139	56,982,158
Shares sold	298,491,739	622,442,444	68,535,690	166,263,518	122,521,634	347,378,623
Shares issued to shareholders in reinvestment of distributions	311,987	2,095,255	68,071	368,616	125,061	762,559
Shares redeemed	(317,472,901)	(636,109,836)	(70,289,275)	(162,175,665)	(124,210,342)	(347,640,201)
Net increase (decrease) in Fund shares	(18,669,175)	(11,572,137)	(1,685,514)	4,456,469	(1,563,647)	500,981
Shares outstanding at end of period	145,239,755	163,908,930	27,292,079	28,977,593	55,919,492	57,483,139

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	New Jersey		Michigan
	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002	Six Months Ended September 30, 2002 (Unaudited)	Year Ended March 31, 2002
Operations: Net investment income	$ 109,650	$ 841,221	$ 115,924	$ 499,400
Net increase (decrease) in net assets resulting from operations	109,650	841,221	115,924	499,400
Distributions to shareholders from net investment income	(109,647)	(841,224)	(115,920)	(499,404)
Fund share transactions: Proceeds from shares sold	154,090,119	342,209,566	46,198,636	143,542,765
Reinvestment of distributions	109,946	835,985	116,569	500,301
Cost of shares redeemed	(158,315,858)	(350,341,873)	(48,684,448)	(136,841,741)
Net increase (decrease) in net assets from Fund share transactions	(4,115,793)	(7,296,322)	(2,369,243)	7,201,325
Increase (decrease) in net assets	(4,115,790)	(7,296,325)	(2,369,239)	7,201,321
Net assets at beginning of period	69,749,672	77,045,997	36,551,124	29,349,803
Net assets at end of period	$ 69,633,882	$ 69,749,672	$ 34,181,885	$ 36,551,124
Undistributed net investment income	$ 3	$ -	$ 4	$ -
Other Information
Shares outstanding at beginning of period	69,749,675	77,045,997	36,551,128	29,349,803
Shares sold	154,090,116	342,209,566	46,198,636	143,295,018
Shares issued to shareholders in reinvestment of distributions	109,946	835,985	116,569	500,301
Shares redeemed	(158,315,858)	(350,341,873)	(48,684,448)	(136,593,994)
Net increase (decrease) in Fund shares	(4,115,796)	(7,296,322)	(2,369,243)	7,201,325
Shares outstanding at end of period	65,633,879	69,749,675	34,181,885	36,551,128

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt New York Money Market Fund

Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.002	.01	.03	.03	.02	.03
Less distributions from net investment income	(.002)	(.01)	(.03)	(.03)	(.02)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.20**	1.24	3.11	2.59	2.50	2.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	145	164	175	242	184	104
Ratio of expenses before expense reductions (%)	1.00*	1.04	1.18[c]	.97	.98	.98
Ratio of expenses after expense reductions (%)	.98*	.94	.87[c]	.80	.80	.80
Ratio of net investment income (%)	.40*	1.23	3.10	2.58	2.41	2.83

Investors Pennsylvania Municipal Cash Fund

Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998[d]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.002	.01	.03	.03	.02	.02
Less distributions from net investment income	(.002)	(.01)	(.03)	(.03)	(.02)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.24**	1.33	3.15	2.58	2.50	2.42**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	29	25	21	6	3
Ratio of expenses before expense reductions (%)	1.14*	1.09	1.36[e]	1.39	1.12	1.11*
Ratio of expenses after expense reductions (%)	1.00*	.95	.96[e]	.90	.90	.90*
Ratio of net investment income (%)	.49*	1.27	3.07	2.61	2.40	2.76*

a For the six months ended September 30, 2002 (Unaudited).
b Total returns would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.14% and .86%, respectively.
d For the period May 21, 1997 (commencement of operations) to March 31, 1998.
e The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.28% and .93%, respectively.
* Annualized
** Not annualized

Investors Florida Municipal Cash Fund

Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998[c]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.002	.01	.03	.02	.02	.02
Less distributions from net investment income	(.002)	(.01)	(.03)	(.02)	(.02)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.22**	1.36	3.19	2.57	2.50	2.41**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	56	57	57	37	20	8
Ratio of expenses before expense reductions (%)	1.07*	1.08	1.26[d]	1.13	1.09	.99*
Ratio of expenses after expense reductions (%)	.99*	.95	.96[d]	.90	.85	.90*
Ratio of net investment income (%)	.44*	1.34	3.06	2.58	2.36	2.74*

Investors New Jersey Municipal Cash Fund

Years Ended March 31,	2002[a]	2002	2001	2000	1999	1998[e]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.002	.01	.03	.02	.02	.02
Less distributions from net investment income	(.002)	(.01)	(.03)	(.02)	(.02)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.16**	1.12	2.89	2.38	2.26	2.22**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	66	70	77	47	15	5
Ratio of expenses before expense reductions (%)	1.05*	1.00	1.14[f]	1.13	1.12	1.12*
Ratio of expenses after expense reductions (%)	1.00*	.95	.95[f]	.90	.90	.90*
Ratio of net investment income (%)	.32*	1.15	2.80	2.42	2.13	2.55*

a For the six months ended September 30, 2002 (Unaudited).
b Total returns would have been lower had certain expenses not been reduced.
c For the period May 22, 1997 (commencement of operations) to March 31,1998.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.20% and .94%, respectively.
e For the period May 23, 1997 (commencement of operations) to March 31,1998.
f The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.10% and .94%, respectively.
* Annualized
** Not annualized

Investors Michigan Municipal Cash Fund

Years Ended March 31,	2002[a]	2002	2001	2000	1999[c]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.003	.01	.03	.03	.02
Less distributions from net investment income	(.003)	(.01)	(.03)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.32**	1.50	3.36	2.77[d]	2.41**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	37	29	23	36
Ratio of expenses before expense reductions (%)	.96*	.91	1.16[e]	.91	.87*
Ratio of expenses after expense reductions (%)	.83*	.75	.78[e]	.75	.75*
Ratio of net investment income (%)	.64*	1.44	3.28	2.65	2.62*

a For the six months ended September 30, 2002 (Unaudited).
b Total returns would have been lower had certain expenses not been reduced.
c For the period April 6, 1998 (commencement of operations) to March 31,1999.
d Total returns for the year ended March 31, 2000 includes the effect of a voluntary capital contribution from the Advisor. Without this capital contribution, total return would have been lower.
e The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.07% and .75%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Investors Municipal Cash Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers five series of shares - Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount or premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At March 31, 2002, the Funds had a net tax basis capital loss carryforward as follows, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

	Capital loss Carryforward ($)	Expiration
Tax-Exempt New York Money Market Fund	72	3/31/2009
Investors Florida Municipal Cash Fund	12	3/31/2009
	50	3/31/2010
Investors Michigan Municipal Cash Fund	7	3/31/2009

Distribution of Income and Gains. All of the net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all short-term realized gains (losses) and net long-term realized losses on portfolio securities. Of the dividends paid from net investment income by each Fund for the taxable year ended March 31, 2002, 100% are designated as exempt interest dividends for federal income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

On April 5, 2002, 100% of Zurich Scudder Investments, Inc. ("ZSI") was acquired by Deutsche Bank AG with the exception of Threadneedle Investments in the U.K. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). Effective April 5, 2002, the investment management agreements with ZSI were terminated and DeIM became the investment advisor for the Funds. The management fees rate paid by the Funds under the new Investment Management Agreement (the "Management Agreement") are the same as the previous management agreements.

Management Agreement. Under the Management Agreement, the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of the average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended September 30, 2002, the fees pursuant to the Management Agreement were equivalent to an annualized effective rate of the Fund's average daily net assets as follows:

Fund	Total Aggregated ($)	Effective Rate (%)
Tax-Exempt New York Money Market Fund	172,964	0.22
Investors Pennsylvania Municipal Cash Fund	31,600	0.22
Investors Florida Municipal Cash Fund	63,100	0.22
Investors New Jersey Municipal Cash Fund	75,568	0.22
Investors Michigan Municipal Cash Fund	39,858	0.22

The Advisor and certain of its subsidiaries have agreed to maintain the annualized expenses of the Funds as follows:

For the period April 1, 2002 to May 1, 2002:
Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	0.95%
Investors Pennsylvania Municipal Cash Fund	0.95%
Investors Florida Municipal Cash Fund	0.95%
Investors New Jersey Municipal Cash Fund	0.95%
Investors Michigan Municipal Cash Fund	0.75%

For the period May 2, 2002 to September 30, 2002:
Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	1.00%
Investors Pennsylvania Municipal Cash Fund	1.00%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	0.85%

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the the six months ended September 30, 2002, SISC received shareholder services fees as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Unpaid at September 30, 2002 ($)
Tax-Exempt New York Money Market Fund	144,845	14,287	73,083
Investors Pennsylvania Municipal Cash Fund	34,884	20,675	4,744
Investors Florida Municipal Cash Fund	63,352	21,929	19,676
Investors New Jersey Municipal Cash Fund	54,972	15,112	10,668
Investors Michigan Municipal Cash Fund	33,454	23,561	-

Distribution Service Agreement. Each Fund has an administration, shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"). For its services as primary distributor, each Fund pays SDI an annual fee of 0.50% of average daily net assets, except for the Investors Michigan Municipal Cash Fund, which pays an annual fee of 0.35% of average daily net assets pursuant to separate Rule 12b-1 plans for each Fund. The amount charged to each Fund by SDI, for the six months ended September 30, 2002, was as follows:

Fund	Total Aggregated ($)	Unpaid at September 30, 2002 ($)
Tax-Exempt New York Money Market Fund	393,100	60,787
Investors Pennsylvania Municipal Cash Fund	71,817	15,487
Investors Florida Municipal Cash Fund	143,409	23,456
Investors New Jersey Municipal Cash Fund	171,745	28,299
Investors Michigan Municipal Cash Fund	63,410	10,428

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the six months ended September 30, 2002, the Funds' custodian and transfer agent fees were reduced as follows:

Fund	Custodian Fee ($)	Transfer Agent Fee ($)
Tax-Exempt New York Money Market Fund	178	-
Investors Pennsylvania Municipal Cash Fund	167	-
Investors Florida Municipal Cash Fund	158	-
Investors New Jersey Municipal Cash Fund	298	-
Investors Michigan Municipal Cash Fund	766	-

4. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

5. Subsequent Event

On October 7, 2002, accounts held through a single broker dealer redeemed out of each Fund. The redemption was primarily paid "in-kind" and represented a percentage of each Fund's net assets as follows:

Fund	% of Net Assets
Tax-Exempt New York Money Market Fund	70
Investors Pennsylvania Municipal Cash Fund	78
Investors Florida Municipal Cash Fund	67
Investors New Jersey Municipal Cash Fund	60
Investors Michigan Municipal Cash Fund	94

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by an Investors Municipal Cash Fund prospectus.